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               APPENDIX I. U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.      Name and address of issuer:

        Century Shares Trust
        One Liberty Square
        Boston, MA  02109

2.      Name of each series or class of funds for which this notice is filed:

        Century Shares Trust

3.      Investment Company Act File Number:  811-19

        Securities Act File Number:  2-11466

4.      Last day of fiscal year for which this notice is filed:

        December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

        0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

        0

9. Number and aggregate sale price of securities sold during the fiscal year:

        1,029,602 shares - $30,699,427

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        1,029,602 shares - $30,699,427

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

        Included above.

12.     Calculation of registration fee:

        (i)   Aggregate sale price of securities sold during
              the fiscal year in reliance on rule 24f-2
              (from Item 10):                                       $30,699,427

        (ii)  Aggregate price of shares issued in connection
              with dividend reinvestment plans (from Item
              11, if applicable)                                   +       --

        (iii) Aggregate price of shares redeemed or
              repurchased during the fiscal year (if
              applicable)                                           -53,900,622

        (iv)  Aggregate price of shares redeemed or
              repurchased and previously applied as a
              reduction to filing fees pursuant to rule
              24e-2 (if applicable):                               +       --

        (v)   Net aggregate price of securities sold and
              issued during the fiscal year in reliance on
              rule 24f-2 [line (i), plus line (ii), less
              line (iii), plus line (iv)] (if applicable):          (23,201,195)

        (vi)  Multiplier prescribed by Section 6(b) of the
              Securities Act of 1933 or other applicable law
              or regulation (see Instruction C.6):                 x  1/3300

        (vii) Fee due [line (i) or line (v) multiplied by
              line (vi)]:                                           $         0

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commissioner's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                    [ ]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title):  /s/ Richard F. Cook, Jr.
                               Richard F. Cook, Jr., Secretary

Date:  February 24, 1997

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                               Palmer & Dodge LLP
                                One Beacon Street
                           Boston, Massachusetts 02108
                             Telephone: 617-573-0100

                                                        February 24, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Dear Sirs:

        In connection with the filing by Century Shares Trust (the "Trust") of a Rule 24f-2 Notice for its fiscal year ended December 31, 1996, we hereby advise that in our opinion the 1,029,602 shares of the Trust the registration of which the notice makes definite in number were legally issued, fully paid and nonassessable.

                                                        Sincerely,

                                                        /s/ Palmer & Dodge LLP
                                                        Palmer & Dodge LLP